Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	685,843
Granted	776,604
Vested	(250,058)
Forfeited	(35,778)
Unvested, ending balance	1,176,611	685,843
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 10.12
Granted (in dollars per share)	$ 14.22	$ 10.01	$ 0.00
Vested (in dollars per share)	$ 11.59
Forfeited (in dollars per share)	$ 10.05
Unvested, ending balance (in dollars per share)	$ 12.52	$ 10.12
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2013	9 years	9 years 4 months 24 days
Aggregated intrinsic value
Unvested, December 31, 2013 (in dollars)	$ 27,674	$ 6,588